COMMITMENTS AND CONTINGENCIES - Future minimum lease payments under non-cancelable operating leases (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020
Future minimum lease payments under non-cancelable operating leases
2021	$ 8,537	$ 7,990
2022	6,570	5,864
2023	5,635	4,040
2024	2,091	3,330
2025		2,306
Thereafter		1,679
Total minimum lease payments	$ 34,371	$ 25,209